Offerings	Sep. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2030
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,435,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,220.77
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-297097.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 744,577,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 102,826.15
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-297097.